Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 29, 2012	Mar. 08, 2013 Subsequent Event [Member] Store	Jan. 02, 2013 Subsequent Event [Member]
Subsequent Events (Textual) [Abstract]
Number of supermarkets acquired		4
Purchase price		$ 7.0
Business tax provisions, expiration date	Dec. 31, 2013
Benefit related to additional bonus depreciation			$ 1.0